NATIONWIDE

VARIABLE

ACCOUNT-13

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-13:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-13 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
Global Allocation V.I. Fund - Class III (MLVGA3)
9,578 shares (cost $141,353)	$124,895
Stock Index Fund, Inc. - Initial Shares (DSIF)
4,758 shares (cost $177,296)	206,576
Balanced Portfolio: Service Shares (JABS)
15,568 shares (cost $475,328)	492,112
Flexible Bond Portfolio: Service Shares (JAFBS)
10,005 shares (cost $129,048)	126,662
Forty Portfolio: Service Shares (JACAS)
5,060 shares (cost $188,877)	177,513
Overseas Portfolio: Service Shares (JAIGS)
452 shares (cost $14,317)	12,574
New Discovery Series - Service Class (MNDSC)
7,950 shares (cost $131,865)	114,876
Value Series - Service Class (MVFSC)
26,536 shares (cost $372,037)	480,838
U.S. Real Estate Portfolio - Class I (MSVRE)
4,296 shares (cost $90,805)	87,131
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
7,381 shares (cost $90,806)	79,199
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
9,609 shares (cost $102,791)	104,255
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
8,903 shares (cost $139,292)	132,126
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
8,221 shares (cost $107,124)	109,257
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
20,267 shares (cost $280,725)	253,943
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
16,614 shares (cost $185,074)	164,644
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
11,451 shares (cost $151,089)	119,664
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
19,176 shares (cost $224,290)	192,910
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
6,905 shares (cost $148,025)	120,910
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
10,788 shares (cost $163,038)	139,385
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,387 shares (cost $58,329)	47,260
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
14,765 shares (cost $155,921)	144,253
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
5,688 shares (cost $60,243)	57,333
NVIT Small Cap Index Fund Class II (NVSIX2)
749 shares (cost $10,496)	8,945
NVIT S&P 500 Index Fund Class II (GVEX2)
2,066 shares (cost $27,857)	28,776
VPS Growth and Income Portfolio - Class A (ALVGIA)
141 shares (cost $4,005)	4,243
VPS Real Estate Investment Portfolio - Class A (ALVREA)
24,140 shares (cost $246,361)	219,194
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
88 shares (cost $1,452)	1,516
VP Inflation Protection Fund - Class II (ACVIP2)
20,636 shares (cost $216,273)	205,120
VP International Fund - Class I (ACVI)
11,505 shares (cost $123,466)	115,282
VP Mid Cap Value Fund - Class I (ACVMV1)
29,270 shares (cost $467,683)	538,280
VP Value Fund - Class I (ACVV)
15,095 shares (cost $138,855)	133,588
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
7,272 shares (cost $106,183)	121,517
Appreciation Portfolio - Initial Shares (DCAP)
9,897 shares (cost $419,249)	447,657
Quality Bond Fund II - Primary Shares (FQB)
23,539 shares (cost $266,558)	258,224
VIP Contrafund(R) Portfolio - Service Class (FCS)
284 shares (cost $10,104)	9,582
VIP Equity-Income Portfolio - Service Class (FEIS)
8,520 shares (cost $204,924)	173,554
VIP Growth Portfolio - Service Class (FGS)
3,006 shares (cost $170,471)	197,109
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
29,782 shares (cost $379,591)	364,537
VIP Mid Cap Portfolio - Service Class (FMCS)
5,664 shares (cost $180,822)	183,555
VIP Money Market Portfolio - Service Class 2 (FMMP2)
1,622,952 shares (cost $1,622,952)	1,622,952
VIP Overseas Portfolio - Service Class (FOS)
11,425 shares (cost $232,658)	217,081
Small Cap Value Securities Fund - Class 2 (FTVSV2)
6,200 shares (cost $107,544)	109,617
U.S. Government Securities VIP Fund: Class 2 (FTVUG2)
12,507 shares (cost $156,458)	155,957
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
6,837 shares (cost $64,859)	43,210
Templeton Foreign Securities Fund - Class 2 (TIF2)
20,386 shares (cost $344,347)	269,089
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
27,524 shares (cost $508,057)	434,878
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
1,507 shares (cost $31,512)	31,562
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
914 shares (cost $19,998)	18,570
Short Duration Bond Portfolio - I Class Shares (AMTB)
7,979 shares (cost $88,565)	83,939
International Portfolio - S Class Shares (AMINS)
9,684 shares (cost $106,404)	107,981
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
9,027 shares (cost $214,103)	205,180
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
1,261 shares (cost $28,094)	26,914
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
364 shares (cost $18,836)	20,178
Global Securities Fund/VA - Non-Service Shares (OVGS)
8,939 shares (cost $366,274)	339,664
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
9,118 shares (cost $207,471)	194,393
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
17,494 shares (cost $94,904)	85,372
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2,975 shares (cost $32,933)	28,589
High Yield Portfolio - Administrative Class (PMVHYA)
59,869 shares (cost $461,463)	434,647
Low Duration Portfolio - Administrative Class (PMVLDA)
44,495 shares (cost $473,526)	456,077
Total Return Portfolio - Administrative Class (PMVTRA)
68,585 shares (cost $787,083)	725,633
VI Comstock Fund - Series I Shares (ACC1)
3,306 shares (cost $61,078)	58,095
VI Growth and Income Fund - Series I Shares (ACGI)
21,266 shares (cost $426,780)	416,823
VI Small Cap Equity Fund - Series I Shares (AVSCE)
969 shares (cost $17,089)	17,094
Variable Fund - Multi-Hedge Strategies (RVARS)
11,273 shares (cost $272,587)	271,568
Blue Chip Growth Portfolio - II (TRBCG2)
18,853 shares (cost $329,849)	421,744
Equity Income Portfolio - II (TREI2)
1,318 shares (cost $37,195)	35,239
Variable Insurance Portfolios - Asset Strategy (WRASP)
14,469 shares (cost $165,516)	120,149
Variable Insurance Portfolios - High Income (WRHIP)
29,885 shares (cost $116,943)	100,154
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2,879 shares (cost $29,619)	27,124
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
560 shares (cost $5,701)	4,797

Total Investments	$13,583,265

Accounts Receivable - VPS Growth and Income Portfolio - Class A (ALVGIA)	18
Accounts Receivable - VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	12
Accounts Receivable - Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	12
Accounts Receivable - Small Cap Stock Index Portfolio - Service Shares (DVSCS)	34
Accounts Receivable - Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	24
Accounts Receivable - Overseas Portfolio: Service Shares (JAIGS)	10
Accounts Receivable - High Yield Portfolio - Administrative Class (PMVHYA)	357
Accounts Receivable - ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	8
Accounts Receivable - ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)	5
Accounts Receivable - Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	2
Accounts Payable - VIP Contrafund(R) Portfolio - Service Class (FCS)	(6)
Accounts Payable - U.S. Real Estate Portfolio - Class I (MSVRE)	(41)
Accounts Payable - Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	(12)
Other Accounts Payable	(1,302)

$13,582,386

Contract Owners’ Equity:
Accumulation units	13,582,386

Total Contract Owners’ Equity (note 5)	$13,582,386

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	MLVGA3	DWVSVS	DSIF	JABS	JAFBS	JACAS	JAIGS
Reinvested dividends	$293,046	1,351	127	4,404	8,202	1,129	1,743	37
Mortality and expense risk charges (note 2)	(53,225)	(636)	(71)	(906)	(1,944)	(76)	(533)	(21)

Net investment income (loss)	239,821	715	56	3,498	6,258	1,053	1,210	16

Realized gain (loss) on investments	325,349	(2,368)	4,594	56,700	2,653	(1)	29	(2)
Change in unrealized gain (loss) on investments	(1,383,223)	(9,982)	(9,274)	(66,900)	(24,101)	(2,386)	(12,807)	(1,743)

Net gain (loss) on investments	(1,057,874)	(12,350)	(4,680)	(10,200)	(21,448)	(2,387)	(12,778)	(1,745)

Reinvested capital gains	627,130	7,692	2,844	7,524	14,768	-	27,294	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(190,923)	(3,943)	(1,780)	822	(422)	(1,334)	15,726	(1,729)

Investment Activity:	MNDSC	MVFSC	MSVRE	NVCCA2	NVCMD2	NVDBL2	GVIDM	GVDMA
Reinvested dividends	$-	10,464	1,276	2,482	3,053	2,256	-	1,673
Mortality and expense risk charges (note 2)	(276)	(1,895)	(434)	(382)	(374)	(740)	(71)	(417)

Net investment income (loss)	(276)	8,569	842	2,100	2,679	1,516	(71)	1,256

Realized gain (loss) on investments	(1,276)	12,635	16,041	(20)	41	(7)	14,615	3,241
Change in unrealized gain (loss) on investments	(15,435)	(58,037)	(20,302)	(11,608)	(10,289)	(5,382)	(11,699)	(7,077)

Net gain (loss) on investments	(16,711)	(45,402)	(4,261)	(11,628)	(10,248)	(5,389)	2,916	(3,836)

Reinvested capital gains	4,156	29,499	-	5,482	6,077	2,912	-	2,108

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,831)	(7,334)	(3,419)	(4,046)	(1,492)	(961)	2,845	(472)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVMIG6	NVMLG2	NVMLV2	NVMMG2	NVMMV2	SCGF2	SCVF2	SCF2
Reinvested dividends	$-	585	1,751	-	2,436	-	704	69
Mortality and expense risk charges (note 2)	(44)	(529)	(605)	(371)	(514)	(314)	(471)	(249)

Net investment income (loss)	(44)	56	1,146	(371)	1,922	(314)	233	(180)

Realized gain (loss) on investments	(4,475)	(624)	8,015	5,181	185	(768)	(1,111)	(13)
Change in unrealized gain (loss) on investments	5,731	(26,782)	(41,382)	(31,589)	(31,796)	(27,114)	(23,539)	(6,119)

Net gain (loss) on investments	1,256	(27,406)	(33,367)	(26,408)	(31,611)	(27,882)	(24,650)	(6,132)

Reinvested capital gains	-	21,850	19,370	19,096	22,130	17,484	15,825	5,155

Net increase (decrease) in contract owners’ equity resulting from operations	$1,212	(5,500)	(12,851)	(7,683)	(7,559)	(10,712)	(8,592)	(1,157)

Investment Activity:	NCPG2	IDPGI2	NVSIX2	GVEX2	ALVGIA	ALVREA	ALVSVA	ACVIP2
Reinvested dividends	$1,674	875	102	490	63	3,383	13	4,208
Mortality and expense risk charges (note 2)	(252)	(207)	(27)	(89)	(30)	(659)	(4)	(809)

Net investment income (loss)	1,422	668	75	401	33	2,724	9	3,399

Realized gain (loss) on investments	(323)	-	(2)	17	1,091	(15,752)	-	(210)
Change in unrealized gain (loss) on investments	(11,668)	(2,795)	(1,551)	(1,129)	(1,529)	1,127	(356)	(9,165)

Net gain (loss) on investments	(11,991)	(2,795)	(1,553)	(1,112)	(438)	(14,625)	(356)	(9,375)

Reinvested capital gains	-	-	748	421	-	18,285	255	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,569)	(2,127)	(730)	(290)	(405)	6,384	(92)	(5,976)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	ACVI	ACVMV1	ACVV	DVSCS	DCAP	FQB	FCS	FEIS
Reinvested dividends	$-	9,576	4,964	919	7,906	4,717	97	5,996
Mortality and expense risk charges (note 2)	(181)	(2,248)	(786)	(499)	(1,678)	(685)	(173)	(1,687)

Net investment income (loss)	(181)	7,328	4,178	420	6,228	4,032	(76)	4,309

Realized gain (loss) on investments	(225)	59,235	44,826	4,387	5,316	(680)	9,566	(73,304)
Change in unrealized gain (loss) on investments	(8,184)	(105,154)	(51,538)	(16,732)	(46,762)	(8,334)	(14,901)	(12,840)

Net gain (loss) on investments	(8,409)	(45,919)	(6,712)	(12,345)	(41,446)	(9,014)	(5,335)	(86,144)

Reinvested capital gains	-	26,779	-	8,189	22,016	-	4,740	53,682

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,590)	(11,812)	(2,534)	(3,736)	(13,202)	(4,982)	(671)	(28,153)

Investment Activity:	FGS	FIGBS	FMCS	FMMP2	FOS	FTVSV2	FTVUG2	FTVDM2
Reinvested dividends	$325	9,575	780	131	2,861	745	-	1,025
Mortality and expense risk charges (note 2)	(628)	(1,905)	(698)	(4,677)	(595)	(412)	(93)	(196)

Net investment income (loss)	(303)	7,670	82	(4,546)	2,266	333	(93)	829

Realized gain (loss) on investments	25,335	(6,761)	1,411	-	(293)	1,041	-	(798)
Change in unrealized gain (loss) on investments	(18,509)	(8,301)	(28,104)	-	(15,577)	(27,790)	(500)	(17,027)

Net gain (loss) on investments	6,826	(15,062)	(26,693)	-	(15,870)	(26,749)	(500)	(17,825)

Reinvested capital gains	4,754	395	23,592	-	225	17,134	-	6,524

Net increase (decrease) in contract owners’ equity resulting from operations	$11,277	(6,997)	(3,019)	(4,546)	(13,379)	(9,282)	(593)	(10,472)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	TIF2	FTVGI2	SBVSG	SBVSG2	AMTB	AMINS	AMCG	AMMCGS
Reinvested dividends	$10,495	43,049	-	-	1,316	1,044	-	-
Mortality and expense risk charges (note 2)	(1,080)	(1,873)	(152)	(115)	(317)	(440)	(935)	(15)

Net investment income (loss)	9,415	41,176	(152)	(115)	999	604	(935)	(15)

Realized gain (loss) on investments	(10,644)	(19,625)	6,259	(1,353)	(835)	1,264	(53,361)	(2)
Change in unrealized gain (loss) on investments	(31,940)	(46,083)	(5,364)	(909)	(315)	(267)	48,542	(1,180)

Net gain (loss) on investments	(42,584)	(65,708)	895	(2,262)	(1,150)	997	(4,819)	(1,182)

Reinvested capital gains	10,719	2,796	677	707	-	302	17,718	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(22,450)	(21,736)	1,420	(1,670)	(151)	1,903	11,964	(1,197)

Investment Activity:	OVGR	OVGS	OVGI	OVSC	OVSB	PMVAAD	PMVFAD	PMVHYA
Reinvested dividends	$-	4,803	-	1,549	5,350	8	474	41,558
Mortality and expense risk charges (note 2)	(24)	(1,176)	(116)	(641)	(343)	(50)	(120)	(2,838)

Net investment income (loss)	(24)	3,627	(116)	908	5,007	(42)	354	38,720

Realized gain (loss) on investments	76	(832)	18,800	634	(353)	(1,717)	(3,230)	(42,059)
Change in unrealized gain (loss) on investments	1,342	(20,809)	(16,463)	(39,097)	(8,617)	2,552	(289)	(16,082)

Net gain (loss) on investments	1,418	(21,641)	2,337	(38,463)	(8,970)	835	(3,519)	(58,141)

Reinvested capital gains	-	23,946	-	25,570	-	-	79	7,021

Net increase (decrease) in contract owners’ equity resulting from operations	$1,394	5,932	2,221	(11,985)	(3,963)	793	(3,086)	(12,400)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	PMVLDA	PMVTRA	PVTSCB	ACC1	ACGI	AVSCE	RVARS	TRBCG2
Reinvested dividends	$16,144	37,422	365	1,197	12,646	-	717	-
Mortality and expense risk charges (note 2)	(2,061)	(2,835)	(108)	(551)	(1,565)	(80)	(472)	(2,079)

Net investment income (loss)	14,083	34,587	257	646	11,081	(80)	245	(2,079)

Realized gain (loss) on investments	(391)	(4,329)	(5,813)	46,332	3,475	55	5,908	164,776
Change in unrealized gain (loss) on investments	(14,261)	(36,552)	(369)	(35,845)	(95,533)	(5,843)	(5,969)	(105,616)

Net gain (loss) on investments	(14,652)	(40,881)	(6,182)	10,487	(92,058)	(5,788)	(61)	59,160

Reinvested capital gains	-	7,829	4,855	170	65,719	4,595	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(569)	1,535	(1,070)	11,303	(15,258)	(1,273)	184	57,081

Investment Activity:	TREI2	WRASP	WRHIP	WRMCG	WFVSCG	FOSR	ACVI3	AMFAS
Reinvested dividends	$579	465	9,251	-	-	-	447	-
Mortality and expense risk charges (note 2)	(123)	(600)	(524)	(205)	(25)	(290)	(277)	(104)

Net investment income (loss)	456	(135)	8,727	(205)	(25)	(290)	170	(104)

Realized gain (loss) on investments	156	(99)	(6,258)	9,978	(480)	45,753	2,296	3,826
Change in unrealized gain (loss) on investments	(4,094)	(33,986)	(10,477)	(16,973)	138	(25,282)	6,832	(7,483)

Net gain (loss) on investments	(3,938)	(34,085)	(16,735)	(6,995)	(342)	20,471	9,128	(3,657)

Reinvested capital gains	791	22,306	1,571	5,781	768	-	-	4,205

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,691)	(11,914)	(6,437)	(1,419)	401	20,181	9,298	444

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		MLVGA3		DWVSVS		DSIF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$239,821	211,157	715	1,607	56	(69)	3,498	5,723
Realized gain (loss) on investments	325,349	433,918	(2,368)	4,115	4,594	6	56,700	5,991
Change in unrealized gain (loss) on investments	(1,383,223)	(504,437)	(9,982)	(12,192)	(9,274)	9,274	(66,900)	33,640
Reinvested capital gains	627,130	509,918	7,692	7,861	2,844	-	7,524	4,761

Net increase (decrease) in contract owners’ equity resulting from operations	(190,923)	650,556	(3,943)	1,391	(1,780)	9,211	822	50,115

Equity transactions:
Purchase payments received from contract owners (note 3)	50,085	629,761	-	-	-	-	-	-
Transfers between funds (note 3)	-	-	39,636	(37,241)	(87,942)	82,342	(197,645)	(11,584)
Redemptions (note 3)	(899,981)	(997,200)	(1,531)	(2,072)	(1,829)	-	(17,634)	(42,363)
Adjustments to maintain reserves	(446)	(443)	(22)	-	3	(5)	(2)	(15)

Net equity transactions	(850,342)	(367,882)	38,083	(39,313)	(89,768)	82,337	(215,281)	(53,962)

Net change in contract owners’ equity	(1,041,265)	282,674	34,140	(37,922)	(91,548)	91,548	(214,459)	(3,847)
Contract owners’ equity beginning of period	14,623,651	14,340,977	90,741	128,663	91,548	-	421,019	424,866

Contract owners’ equity end of period	$13,582,386	14,623,651	124,881	90,741	-	91,548	206,560	421,019

CHANGES IN UNITS:
Beginning units	771,086	815,279	5,639	8,098	7,065	-	15,120	17,245
Units purchased	622,214	1,016,131	6,063	183	-	7,065	-	1
Units redeemed	(610,749)	(1,060,324)	(3,817)	(2,642)	(7,065)	-	(7,760)	(2,126)

Ending units	782,551	771,086	7,885	5,639	-	7,065	7,360	15,120

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JABS		JAFBS		JACAS		JAIGS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$6,258	3,921	1,053	-	1,210	(389)	16	-
Realized gain (loss) on investments	2,653	640	(1)	-	29	88	(2)	-
Change in unrealized gain (loss) on investments	(24,101)	18,695	(2,386)	-	(12,807)	(27,208)	(1,743)	-
Reinvested capital gains	14,768	6,992	-	-	27,294	37,305	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(422)	30,248	(1,334)	-	15,726	9,796	(1,729)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	(2)	-	-	-	-	2,041	-	-
Transfers between funds (note 3)	22,796	178,770	127,996	-	30,746	-	14,303	-
Redemptions (note 3)	(5,732)	(3,611)	-	-	(165)	(403)	-	-
Adjustments to maintain reserves	10	(20)	(4)	-	7	(30)	(10)	-

Net equity transactions	17,072	175,139	127,992	-	30,588	1,608	14,293	-

Net change in contract owners’ equity	16,650	205,387	126,658	-	46,314	11,404	12,564	-
Contract owners’ equity beginning of period	475,460	270,073	-	-	131,179	119,775	-	-

Contract owners’ equity end of period	$492,110	475,460	126,658	-	177,493	131,179	12,564	-

CHANGES IN UNITS:
Beginning units	18,245	11,198	-	-	4,224	4,166	-	-
Units purchased	1,406	7,217	12,860	-	903	72	441	-
Units redeemed	(745)	(170)	-	-	(5)	(14)	-	-

Ending units	18,906	18,245	12,860	-	5,122	4,224	441	-

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MNDSC		MVFSC		MSVRE		NVCCA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(276)	(30)	8,569	4,759	842	846	2,100	-
Realized gain (loss) on investments	(1,276)	-	12,635	21,920	16,041	1,302	(20)	-
Change in unrealized gain (loss) on investments	(15,435)	(2,673)	(58,037)	3,912	(20,302)	17,544	(11,608)	-
Reinvested capital gains	4,156	1,948	29,499	15,640	-	-	5,482	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,831)	(755)	(7,334)	46,231	(3,419)	19,692	(4,046)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	4,313	26,539	1,278	6,124	-	-
Transfers between funds (note 3)	122,287	-	(152)	(106)	11,013	(276)	83,244	-
Redemptions (note 3)	(3,501)	-	(28,942)	(58,129)	(6,385)	(9,043)	-	-
Adjustments to maintain reserves	6	(1)	22	(35)	50	(18)	2	-

Net equity transactions	118,792	(1)	(24,759)	(31,731)	5,956	(3,213)	83,246	-

Net change in contract owners’ equity	105,961	(756)	(32,093)	14,500	2,537	16,479	79,200	-
Contract owners’ equity beginning of period	8,920	9,676	512,931	498,431	84,635	68,156	-	-

Contract owners’ equity end of period	$114,881	8,920	480,838	512,931	87,172	84,635	79,200	-

CHANGES IN UNITS:
Beginning units	668	668	16,936	18,084	2,026	2,109	-	-
Units purchased	8,866	-	496	981	3,312	179	6,322	-
Units redeemed	(710)	-	(1,344)	(2,129)	(3,289)	(262)	-	-

Ending units	8,824	668	16,088	16,936	2,049	2,026	6,322	-

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCMD2		NVDBL2		GVIDM		GVDMA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,679	2,160	1,516	1,684	(71)	1,595	1,256	1,727
Realized gain (loss) on investments	41	50	(7)	(3)	14,615	37	3,241	11,364
Change in unrealized gain (loss) on investments	(10,289)	(422)	(5,382)	(1,783)	(11,699)	3,791	(7,077)	(9,663)
Reinvested capital gains	6,077	2,479	2,912	482	-	-	2,108	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,492)	4,267	(961)	380	2,845	5,423	(472)	3,428

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	132,706	-	-	-	-
Transfers between funds (note 3)	-	-	-	-	(120,934)	-	(18,173)	(45,935)
Redemptions (note 3)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(1)	(1)	-	2	(4)	-	7	(3)

Net equity transactions	(1)	(1)	-	132,708	(120,938)	-	(18,166)	(45,938)

Net change in contract owners’ equity	(1,493)	4,266	(961)	133,088	(118,093)	5,423	(18,638)	(42,510)
Contract owners’ equity beginning of period	105,751	101,485	133,088	-	118,093	112,670	127,895	170,405

Contract owners’ equity end of period	$104,258	105,751	132,127	133,088	-	118,093	109,257	127,895

CHANGES IN UNITS:
Beginning units	8,421	8,421	10,927	-	9,351	9,351	9,778	13,626
Units purchased	-	-	-	10,927	-	-	-	5,685
Units redeemed	-	-	-	-	(9,351)	-	(1,334)	(9,533)

Ending units	8,421	8,421	10,927	10,927	-	9,351	8,444	9,778

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMIG6		NVMLG2		NVMLV2		NVMMG2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(44)	800	56	-	1,146	2,605	(371)	(18)
Realized gain (loss) on investments	(4,475)	(4,172)	(624)	-	8,015	33	5,181	-
Change in unrealized gain (loss) on investments	5,731	(5,731)	(26,782)	-	(41,382)	20,952	(31,589)	163
Reinvested capital gains	-	4,940	21,850	-	19,370	3,460	19,096	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,212	(4,163)	(5,500)	-	(12,851)	27,050	(7,683)	145

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds (note 3)	(60,712)	64,742	264,380	-	(115,284)	282,532	63,943	66,797
Redemptions (note 3)	(1,076)	-	(4,938)	-	(14,042)	(2,761)	(3,540)	-
Adjustments to maintain reserves	(1)	(2)	2	-	(1)	(1)	5	4

Net equity transactions	(61,789)	64,740	259,444	-	(129,327)	279,770	60,408	66,801

Net change in contract owners’ equity	(60,577)	60,577	253,944	-	(142,178)	306,820	52,725	66,946
Contract owners’ equity beginning of period	60,577	-	-	-	306,820	-	66,946	-

Contract owners’ equity end of period	$-	60,577	253,944	-	164,642	306,820	119,671	66,946

CHANGES IN UNITS:
Beginning units	5,362	-	-	-	20,444	-	4,669	-
Units purchased	-	8,015	16,762	-	7,437	20,634	8,791	4,669
Units redeemed	(5,362)	(2,653)	(320)	-	(16,480)	(190)	(5,054)	-

Ending units	-	5,362	16,442	-	11,401	20,444	8,406	4,669

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMMV2		SCGF2		SCVF2		SCF2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,922	77	(314)	-	233	(102)	(180)	(120)
Realized gain (loss) on investments	185	(9,940)	(768)	-	(1,111)	(13,380)	(13)	1
Change in unrealized gain (loss) on investments	(31,796)	(7,135)	(27,114)	-	(23,539)	(1,934)	(6,119)	(6,171)
Reinvested capital gains	22,130	22,554	17,484	-	15,825	10,528	5,155	7,514

Net increase (decrease) in contract owners’ equity resulting from operations	(7,559)	5,556	(10,712)	-	(8,592)	(4,888)	(1,157)	1,224

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	14,962	-	37,405
Transfers between funds (note 3)	193,538	(106,743)	135,175	-	125,704	5,552	-	-
Redemptions (note 3)	(3,811)	(25,633)	(3,553)	-	(3,720)	-	-	-
Adjustments to maintain reserves	(13)	(14)	(1)	-	(16)	11	(3)	(4)

Net equity transactions	189,714	(132,390)	131,621	-	121,968	20,525	(3)	37,401

Net change in contract owners’ equity	182,155	(126,834)	120,909	-	113,376	15,637	(1,160)	38,625
Contract owners’ equity beginning of period	10,741	137,575	-	-	25,999	10,362	48,415	9,790

Contract owners’ equity end of period	$192,896	10,741	120,909	-	139,375	25,999	47,255	48,415

CHANGES IN UNITS:
Beginning units	658	9,832	-	-	1,674	707	3,480	701
Units purchased	12,431	-	11,543	-	10,547	6,748	-	2,779
Units redeemed	(875)	(9,174)	(2,930)	-	(2,637)	(5,781)	-	-

Ending units	12,214	658	8,613	-	9,584	1,674	3,480	3,480

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NCPG2		IDPGI2		NVSIX2		GVEX2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,422	-	668	822	75	(97)	401	148
Realized gain (loss) on investments	(323)	-	-	-	(2)	11,026	17	5
Change in unrealized gain (loss) on investments	(11,668)	-	(2,795)	(115)	(1,551)	(12,030)	(1,129)	1,078
Reinvested capital gains	-	-	-	-	748	-	421	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,569)	-	(2,127)	707	(730)	(1,101)	(290)	1,231

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	58,752	-	-	-	-
Transfers between funds (note 3)	159,625	-	-	-	9,675	(86,252)	18,140	-
Redemptions (note 3)	(4,802)	-	-	-	-	(13,221)	-	-
Adjustments to maintain reserves	(2)	-	(2)	-	-	(5)	3	(2)

Net equity transactions	154,821	-	(2)	58,752	9,675	(99,478)	18,143	(2)

Net change in contract owners’ equity	144,252	-	(2,129)	59,459	8,945	(100,579)	17,853	1,229
Contract owners’ equity beginning of period	-	-	59,459	-	-	100,579	10,919	9,690

Contract owners’ equity end of period	$144,252	-	57,330	59,459	8,945	-	28,772	10,919

CHANGES IN UNITS:
Beginning units	-	-	5,428	-	-	7,951	823	823
Units purchased	14,155	-	-	5,428	716	-	1,333	-
Units redeemed	(452)	-	-	-	-	(7,951)	-	-

Ending units	13,703	-	5,428	5,428	716	-	2,156	823

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ALVGIA		ALVREA		ALVSVA		ACVIP2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$33	2,532	2,724	5,543	9	7	3,399	1,682
Realized gain (loss) on investments	1,091	(3,559)	(15,752)	(1,896)	-	1	(210)	(23,364)
Change in unrealized gain (loss) on investments	(1,529)	265	1,127	(12,942)	(356)	(54)	(9,165)	23,899
Reinvested capital gains	-	-	18,285	56,407	255	178	-	8,912

Net increase (decrease) in contract owners’ equity resulting from operations	(405)	(762)	6,384	47,112	(92)	132	(5,976)	11,129

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	5	-	-	-	1,662	4,083
Transfers between funds (note 3)	(22,449)	23,672	(6,111)	(9,083)	-	-	526	(158,257)
Redemptions (note 3)	(253)	(1,312)	(11,171)	(12,351)	-	-	(15,245)	(39,638)
Adjustments to maintain reserves	(25)	20	(25)	27	(1)	(3)	(24)	2

Net equity transactions	(22,727)	22,380	(17,302)	(21,407)	(1)	(3)	(13,081)	(193,810)

Net change in contract owners’ equity	(23,132)	21,618	(10,918)	25,705	(93)	129	(19,057)	(182,681)
Contract owners’ equity beginning of period	27,357	5,739	230,098	204,393	1,597	1,468	224,153	406,834

Contract owners’ equity end of period	$4,225	27,357	219,180	230,098	1,504	1,597	205,096	224,153

CHANGES IN UNITS:
Beginning units	982	229	5,223	5,795	39	39	14,367	26,819
Units purchased	-	7,978	1,715	24	-	-	144	1,893
Units redeemed	(829)	(7,225)	(1,985)	(596)	-	-	(978)	(14,345)

Ending units	153	982	4,953	5,223	39	39	13,533	14,367

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVI		ACVMV1		ACVV		DVSCS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(181)	-	7,328	4,613	4,178	1,966	420	492
Realized gain (loss) on investments	(225)	-	59,235	16,699	44,826	202	4,387	25,260
Change in unrealized gain (loss) on investments	(8,184)	-	(105,154)	37,364	(51,538)	17,968	(16,732)	(37,006)
Reinvested capital gains	-	-	26,779	35,891	-	-	8,189	11,632

Net increase (decrease) in contract owners’ equity resulting from operations	(8,590)	-	(11,812)	94,567	(2,534)	20,136	(3,736)	378

Equity transactions:
Purchase payments received from contract owners (note 3)	(1)	-	4,438	30,621	-	-	1,832	10,207
Transfers between funds (note 3)	125,520	-	(127,402)	129,977	(51,159)	12,391	(7,975)	(65,592)
Redemptions (note 3)	(1,659)	-	(36,234)	(41,983)	-	-	(9,276)	(26,828)
Adjustments to maintain reserves	18	-	8	(10)	(8)	4	(22)	(14)

Net equity transactions	123,878	-	(159,190)	118,605	(51,167)	12,395	(15,441)	(82,227)

Net change in contract owners’ equity	115,288	-	(171,002)	213,172	(53,701)	32,531	(19,177)	(81,849)
Contract owners’ equity beginning of period	-	-	709,284	496,112	187,293	154,762	140,660	222,509

Contract owners’ equity end of period	$115,288	-	538,282	709,284	133,592	187,293	121,483	140,660

CHANGES IN UNITS:
Beginning units	-	-	26,953	21,877	6,330	5,894	3,782	6,257
Units purchased	5,002	-	172	7,061	7,198	436	48	293
Units redeemed	(86)	-	(6,282)	(1,985)	(8,814)	-	(471)	(2,768)

Ending units	4,916	-	20,843	26,953	4,714	6,330	3,359	3,782

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DCAP		FQB		FCS		FEIS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$6,228	6,958	4,032	539	(76)	315	4,309	16,008
Realized gain (loss) on investments	5,316	4,949	(680)	348	9,566	63	(73,304)	13,142
Change in unrealized gain (loss) on investments	(46,762)	10,662	(8,334)	(485)	(14,901)	3,322	(12,840)	(31,955)
Reinvested capital gains	22,016	12,253	-	-	4,740	1,122	53,682	6,898

Net increase (decrease) in contract owners’ equity resulting from operations	(13,202)	34,822	(4,982)	402	(671)	4,822	(28,153)	4,093

Equity transactions:
Purchase payments received from contract owners (note 3)	1,632	8,166	-	-	-	-	-	-
Transfers between funds (note 3)	1,230	(2,800)	269,980	-	(47,092)	15,606	(369,784)	482,796
Redemptions (note 3)	(20,976)	(16,856)	(6,774)	(20,196)	-	-	(48,304)	(8,607)
Adjustments to maintain reserves	(4)	(10)	4	(3)	2	10	2	(7)

Net equity transactions	(18,118)	(11,500)	263,210	(20,199)	(47,090)	15,616	(418,086)	474,182

Net change in contract owners’ equity	(31,320)	23,322	258,228	(19,797)	(47,761)	20,438	(446,239)	478,275
Contract owners’ equity beginning of period	478,974	455,652	-	19,797	57,349	36,911	619,803	141,528

Contract owners’ equity end of period	$447,654	478,974	258,228	-	9,588	57,349	173,564	619,803

CHANGES IN UNITS:
Beginning units	19,410	19,892	-	1,244	1,741	1,250	23,946	5,924
Units purchased	141	398	16,511	-	-	491	-	25,413
Units redeemed	(884)	(880)	(1,067)	(1,244)	(1,444)	-	(16,925)	(7,391)

Ending units	18,667	19,410	15,444	-	297	1,741	7,021	23,946

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FGS		FIGBS		FMCS		FMMP2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(303)	(395)	7,670	8,914	82	(386)	(4,546)	(3,627)
Realized gain (loss) on investments	25,335	4,244	(6,761)	14,050	1,411	1,149	-	-
Change in unrealized gain (loss) on investments	(18,509)	11,809	(8,301)	(4,096)	(28,104)	6,059	-	-
Reinvested capital gains	4,754	-	395	76	23,592	4,662	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,277	15,658	(6,997)	18,944	(3,019)	11,484	(4,546)	(3,627)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	144,418
Transfers between funds (note 3)	52,386	-	(77,009)	409,300	-	-	1,086,986	9,462
Redemptions (note 3)	(17,895)	(10,667)	(52,467)	(41,876)	(13,002)	(14,044)	(274,627)	(59,987)
Adjustments to maintain reserves	9	(2)	(9)	12	(2)	13	2	(15)

Net equity transactions	34,500	(10,669)	(129,485)	367,436	(13,004)	(14,031)	812,361	93,878

Net change in contract owners’ equity	45,777	4,989	(136,482)	386,380	(16,023)	(2,547)	807,815	90,251
Contract owners’ equity beginning of period	151,332	146,343	501,017	114,637	199,584	202,131	815,127	724,876

Contract owners’ equity end of period	$197,109	151,332	364,535	501,017	183,561	199,584	1,622,942	815,127

CHANGES IN UNITS:
Beginning units	5,639	6,042	29,752	7,174	8,111	8,693	71,849	63,510
Units purchased	3,725	-	25,793	52,677	-	-	277,164	399,039
Units redeemed	(2,479)	(403)	(33,656)	(30,099)	(511)	(582)	(205,758)	(390,700)

Ending units	6,885	5,639	21,889	29,752	7,600	8,111	143,255	71,849

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FOS		FTVSV2		FTVUG2		FTVDM2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,266	-	333	374	(93)	-	829	1,693
Realized gain (loss) on investments	(293)	-	1,041	7,527	-	-	(798)	(1,903)
Change in unrealized gain (loss) on investments	(15,577)	-	(27,790)	(19,034)	(500)	-	(17,027)	(4,622)
Reinvested capital gains	225	-	17,134	10,150	-	-	6,524	-

Net increase (decrease) in contract owners’ equity resulting from operations	(13,379)	-	(9,282)	(983)	(593)	-	(10,472)	(4,832)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	(4)	-	-	-	717	-
Transfers between funds (note 3)	235,548	-	1,018	(16,814)	156,550	-	(1,178)	68,762
Redemptions (note 3)	(5,100)	-	(2,024)	(1,008)	-	-	(6,361)	(3,427)
Adjustments to maintain reserves	(32)	-	(7)	(2)	1	-	(19)	(4)

Net equity transactions	230,416	-	(1,017)	(17,824)	156,551	-	(6,841)	65,331

Net change in contract owners’ equity	217,037	-	(10,299)	(18,807)	155,958	-	(17,313)	60,499
Contract owners’ equity beginning of period	-	-	119,911	138,718	-	-	60,499	-

Contract owners’ equity end of period	$217,037	-	109,612	119,911	155,958	-	43,186	60,499

CHANGES IN UNITS:
Beginning units	-	-	3,390	3,930	-	-	1,860	-
Units purchased	8,743	-	40	47	10,562	-	204	3,858
Units redeemed	(201)	-	(72)	(587)	-	-	(404)	(1,998)

Ending units	8,542	-	3,358	3,390	10,562	-	1,660	1,860

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TIF2		FTVGI2		SBVSG		SBVSG2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$9,415	5,058	41,176	30,820	(152)	(70)	(115)	(116)
Realized gain (loss) on investments	(10,644)	2,527	(19,625)	(267)	6,259	6	(1,353)	230
Change in unrealized gain (loss) on investments	(31,940)	(48,247)	(46,083)	(27,095)	(5,364)	5,413	(909)	(3,203)
Reinvested capital gains	10,719	-	2,796	-	677	8,473	707	4,104

Net increase (decrease) in contract owners’ equity resulting from operations	(22,450)	(40,662)	(21,736)	3,458	1,420	13,822	(1,670)	1,015

Equity transactions:
Purchase payments received from contract owners (note 3)	612	-	-	-	(755)	-	881	-
Transfers between funds (note 3)	18,890	288,687	(203,733)	660,314	(62,243)	82,342	(18,038)	12,907
Redemptions (note 3)	(4,581)	(3,891)	(3,425)	-	(3,022)	-	(616)	(816)
Adjustments to maintain reserves	34	(43)	(6)	2	(5)	(5)	(13)	7

Net equity transactions	14,955	284,753	(207,164)	660,316	(66,025)	82,337	(17,786)	12,098

Net change in contract owners’ equity	(7,495)	244,091	(228,900)	663,774	(64,605)	96,159	(19,456)	13,113
Contract owners’ equity beginning of period	276,580	32,489	663,774	-	96,159	-	38,021	24,908

Contract owners’ equity end of period	$269,085	276,580	434,874	663,774	31,554	96,159	18,565	38,021

CHANGES IN UNITS:
Beginning units	11,570	1,201	65,968	-	4,916	-	1,470	996
Units purchased	2,733	11,649	1,113	66,706	2,282	4,916	342	560
Units redeemed	(2,223)	(1,280)	(21,759)	(738)	(5,506)	-	(1,057)	(86)

Ending units	12,080	11,570	45,322	65,968	1,692	4,916	755	1,470

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMTB		AMINS		AMCG		AMMCGS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$999	1,297	604	(300)	(935)	(1,040)	(15)	-
Realized gain (loss) on investments	(835)	(501)	1,264	28,771	(53,361)	33,275	(2)	-
Change in unrealized gain (loss) on investments	(315)	(536)	(267)	(35,425)	48,542	(116,209)	(1,180)	-
Reinvested capital gains	-	-	302	-	17,718	92,980	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(151)	260	1,903	(6,954)	11,964	9,006	(1,197)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	1,308	10,207	2,709	14,290	-	-
Transfers between funds (note 3)	18	-	(15)	(206,077)	(20,819)	(20,534)	28,144	-
Redemptions (note 3)	(7,831)	(9,991)	(17,609)	(33,756)	(16,581)	(23,928)	(42)	-
Adjustments to maintain reserves	(4)	9	(3)	(17)	6	(18)	(3)	-

Net equity transactions	(7,817)	(9,982)	(16,319)	(229,643)	(34,685)	(30,190)	28,099	-

Net change in contract owners’ equity	(7,968)	(9,722)	(14,416)	(236,597)	(22,721)	(21,184)	26,902	-
Contract owners’ equity beginning of period	91,906	101,628	122,387	358,984	227,895	249,079	-	-

Contract owners’ equity end of period	$83,938	91,906	107,971	122,387	205,174	227,895	26,902	-

CHANGES IN UNITS:
Beginning units	7,585	8,409	8,154	23,002	6,601	7,731	-	-
Units purchased	417	-	85	679	2,611	3,708	2,808	-
Units redeemed	(1,063)	(824)	(1,123)	(15,527)	(3,319)	(4,838)	(4)	-

Ending units	6,939	7,585	7,116	8,154	5,893	6,601	2,804	-

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVGR		OVGS		OVGI		OVSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(24)	-	3,627	2,112	(116)	232	908	822
Realized gain (loss) on investments	76	-	(832)	(108)	18,800	1,882	634	825
Change in unrealized gain (loss) on investments	1,342	-	(20,809)	(5,801)	(16,463)	3,226	(39,097)	(5,963)
Reinvested capital gains	-	-	23,946	11,247	-	1,572	25,570	22,158

Net increase (decrease) in contract owners’ equity resulting from operations	1,394	-	5,932	7,450	2,221	6,912	(11,985)	17,842

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds (note 3)	20,231	-	39,493	298,108	(74,439)	(9,957)	36,401	(501)
Redemptions (note 3)	(1,448)	-	(7,713)	(3,605)	-	-	(1,267)	(1,542)
Adjustments to maintain reserves	13	-	(50)	14	8	(12)	10	10

Net equity transactions	18,796	-	31,730	294,517	(74,431)	(9,969)	35,144	(2,033)

Net change in contract owners’ equity	20,190	-	37,662	301,967	(72,210)	(3,057)	23,159	15,809
Contract owners’ equity beginning of period	-	-	301,967	-	72,210	75,267	171,241	155,432

Contract owners’ equity end of period	$20,190	-	339,629	301,967	-	72,210	194,400	171,241

CHANGES IN UNITS:
Beginning units	-	-	9,229	-	2,799	3,212	4,339	4,393
Units purchased	845	-	3,018	9,353	84	-	979	17
Units redeemed	(57)	-	(2,226)	(124)	(2,883)	(413)	(65)	(71)

Ending units	788	-	10,021	9,229	-	2,799	5,253	4,339

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVSB		PMVAAD		PMVFAD		PMVHYA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$5,007	1,356	(42)	3,324	354	514	38,720	42,640
Realized gain (loss) on investments	(353)	601	(1,717)	(1,021)	(3,230)	(137)	(42,059)	17,338
Change in unrealized gain (loss) on investments	(8,617)	(1,025)	2,552	314	(289)	(456)	(16,082)	(17,011)
Reinvested capital gains	-	-	-	-	79	90	7,021	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,963)	932	793	2,617	(3,086)	11	(12,400)	42,967

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	1,128	-
Transfers between funds (note 3)	61,339	35,507	(48,407)	(89,004)	1,213	287	(850,569)	840,403
Redemptions (note 3)	(5,297)	(32,971)	(10,953)	(11,873)	(253)	(1,286)	(14,705)	(14,593)
Adjustments to maintain reserves	(4)	-	-	(10)	(2)	4	(143)	(184)

Net equity transactions	56,038	2,536	(59,360)	(100,887)	958	(995)	(864,289)	825,626

Net change in contract owners’ equity	52,075	3,468	(58,567)	(98,270)	(2,128)	(984)	(876,689)	868,593
Contract owners’ equity beginning of period	33,294	29,826	58,567	156,837	30,711	31,695	1,310,979	442,386

Contract owners’ equity end of period	$85,369	33,294	-	58,567	28,583	30,711	434,290	1,310,979

CHANGES IN UNITS:
Beginning units	3,209	2,953	5,509	14,718	2,447	2,525	50,612	17,603
Units purchased	5,784	3,464	-	75	1,195	28	66,248	83,393
Units redeemed	(508)	(3,208)	(5,509)	(9,284)	(1,179)	(106)	(99,737)	(50,384)

Ending units	8,485	3,209	-	5,509	2,463	2,447	17,123	50,612

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVLDA		PMVTRA		PVTSCB		ACC1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$14,083	4,541	34,587	15,084	257	34	646	1,770
Realized gain (loss) on investments	(391)	6,561	(4,329)	(12,908)	(5,813)	(293)	46,332	801
Change in unrealized gain (loss) on investments	(14,261)	(5,430)	(36,552)	30,807	(369)	(4,852)	(35,845)	12,907
Reinvested capital gains	-	-	7,829	-	4,855	7,017	170	-

Net increase (decrease) in contract owners’ equity resulting from operations	(569)	5,672	1,535	32,983	(1,070)	1,906	11,303	15,478

Equity transactions:
Purchase payments received from contract owners (note 3)	2,273	10,207	4,188	30,621	-	-	(1)	-
Transfers between funds (note 3)	146	(631,260)	(25,585)	(177,227)	(42,153)	24,549	(137,518)	(3,802)
Redemptions (note 3)	(25,821)	(32,181)	(55,144)	(74,097)	(1,116)	(872)	-	-
Adjustments to maintain reserves	(21)	(10)	(90)	(64)	(13)	11	(5)	(4)

Net equity transactions	(23,423)	(653,244)	(76,631)	(220,767)	(43,282)	23,688	(137,524)	(3,806)

Net change in contract owners’ equity	(23,992)	(647,572)	(75,096)	(187,784)	(44,352)	25,594	(126,221)	11,672
Contract owners’ equity beginning of period	480,011	1,127,583	800,581	988,365	44,352	18,758	184,307	172,635

Contract owners’ equity end of period	$456,019	480,011	725,485	800,581	-	44,352	58,086	184,307

CHANGES IN UNITS:
Beginning units	33,255	77,958	42,634	54,679	1,436	626	9,379	9,576
Units purchased	1,437	3,779	822	2,129	-	839	11,052	7
Units redeemed	(3,043)	(48,482)	(4,838)	(14,174)	(1,436)	(29)	(17,276)	(204)

Ending units	31,649	33,255	38,618	42,634	-	1,436	3,155	9,379

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACGI		AVSCE		RVARS		TRBCG2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$11,081	6,184	(80)	(86)	245	(260)	(2,079)	(2,568)
Realized gain (loss) on investments	3,475	5,782	55	790	5,908	37	164,776	51,052
Change in unrealized gain (loss) on investments	(95,533)	(22,079)	(5,843)	(2,458)	(5,969)	4,836	(105,616)	(744)
Reinvested capital gains	65,719	50,294	4,595	2,241	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15,258)	40,181	(1,273)	487	184	4,613	57,081	47,740

Equity transactions:
Purchase payments received from contract owners (note 3)	2,104	10,207	-	-	-	-	9,551	15,632
Transfers between funds (note 3)	(9)	(112)	-	-	171,156	91,618	(262,227)	(10,157)
Redemptions (note 3)	(12,427)	(17,397)	(4,669)	(3,075)	(4,674)	-	(27,640)	(61,751)
Adjustments to maintain reserves	-	(6)	(3)	6	(8)	(9)	16	5

Net equity transactions	(10,332)	(7,308)	(4,672)	(3,069)	166,474	91,609	(280,300)	(56,271)

Net change in contract owners’ equity	(25,590)	32,873	(5,945)	(2,582)	166,658	96,222	(223,219)	(8,531)
Contract owners’ equity beginning of period	442,410	409,537	23,041	25,623	104,898	8,676	644,966	653,497

Contract owners’ equity end of period	$416,820	442,410	17,096	23,041	271,556	104,898	421,747	644,966

CHANGES IN UNITS:
Beginning units	14,838	15,096	1,392	1,579	10,087	870	27,843	30,637
Units purchased	70	379	-	-	28,463	9,413	5,223	3,752
Units redeemed	(435)	(637)	(295)	(187)	(12,821)	(196)	(16,602)	(6,546)

Ending units	14,473	14,838	1,097	1,392	25,729	10,087	16,464	27,843

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TREI2		WRASP		WRHIP		WRMCG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$456	1,597	(135)	155	8,727	21,816	(205)	(290)
Realized gain (loss) on investments	156	40,995	(99)	4,062	(6,258)	41,850	9,978	12,571
Change in unrealized gain (loss) on investments	(4,094)	(35,064)	(33,986)	(35,233)	(10,477)	(54,332)	(16,973)	1,350
Reinvested capital gains	791	-	22,306	24,879	1,571	3,643	5,781	1,411

Net increase (decrease) in contract owners’ equity resulting from operations	(2,691)	7,528	(11,914)	(6,137)	(6,437)	12,977	(1,419)	15,042

Equity transactions:
Purchase payments received from contract owners (note 3)	7,521	7,467	-	-	-	-	-	-
Transfers between funds (note 3)	-	(282,454)	10,889	(1,337)	(149,248)	(915,832)	(117,976)	26,578
Redemptions (note 3)	(4,635)	(30,630)	-	-	(7,756)	(35,427)	(6,330)	(17,104)
Adjustments to maintain reserves	(13)	-	(12)	1	(2)	(3)	(8)	8

Net equity transactions	2,873	(305,617)	10,877	(1,336)	(157,006)	(951,262)	(124,314)	9,482

Net change in contract owners’ equity	182	(298,089)	(1,037)	(7,473)	(163,443)	(938,285)	(125,733)	24,524
Contract owners’ equity beginning of period	35,051	333,140	121,177	128,650	263,596	1,201,881	152,851	128,327

Contract owners’ equity end of period	$35,233	35,051	120,140	121,177	100,153	263,596	27,118	152,851

CHANGES IN UNITS:
Beginning units	1,897	19,259	7,299	7,307	21,662	100,312	10,840	9,783
Units purchased	422	420	637	4,008	1,086	191,192	660	10,971
Units redeemed	(258)	(17,782)	-	(4,016)	(13,913)	(269,842)	(9,452)	(9,914)

Ending units	2,061	1,897	7,936	7,299	8,835	21,662	2,048	10,840

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WFVSCG		TIF3		FOSR		ACVI3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(25)	(109)	-	(334)	(290)	2,081	170	1,368
Realized gain (loss) on investments	(480)	(1,656)	-	47,506	45,753	6,352	2,296	14,199
Change in unrealized gain (loss) on investments	138	(6,510)	-	(42,402)	(25,282)	(29,275)	6,832	(37,879)
Reinvested capital gains	768	1,531	-	-	-	53	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	401	(6,744)	-	4,770	20,181	(20,789)	9,298	(22,312)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	6,124	1,681	34,692	1,015	8,166
Transfers between funds (note 3)	(10,163)	(39,823)	-	(284,197)	(235,561)	50	(142,017)	32,532
Redemptions (note 3)	(1,943)	(1,704)	-	(4,070)	(7,506)	(17,586)	(5,035)	(9,665)
Adjustments to maintain reserves	2	(1)	-	12	(6)	(11)	(4)	(10)

Net equity transactions	(12,104)	(41,528)	-	(282,131)	(241,392)	17,145	(146,041)	31,023

Net change in contract owners’ equity	(11,703)	(48,272)	-	(277,361)	(221,211)	(3,644)	(136,743)	8,711
Contract owners’ equity beginning of period	16,498	64,770	-	277,361	221,211	224,855	136,743	128,032

Contract owners’ equity end of period	$4,795	16,498	-	-	-	221,211	-	136,743

CHANGES IN UNITS:
Beginning units	899	3,451	-	15,705	13,883	12,889	13,130	11,575
Units purchased	-	-	-	803	101	2,057	151	16,245
Units redeemed	(629)	(2,552)	-	(16,508)	(13,984)	(1,063)	(13,281)	(14,690)

Ending units	270	899	-	-	-	13,883	-	13,130

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMFAS		NVCCN2		OVGS3		FTVDM3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(104)	(139)	-	(65)	-	(277)	-	(151)
Realized gain (loss) on investments	3,826	445	-	472	-	47,761	-	(609)
Change in unrealized gain (loss) on investments	(7,483)	(2,694)	-	52	-	(47,205)	-	(3,882)
Reinvested capital gains	4,205	3,580	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	444	1,192	-	459	-	279	-	(4,642)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	6,124
Transfers between funds (note 3)	(28,144)	-	-	-	-	(201,401)	-	(133,419)
Redemptions (note 3)	(13,373)	(938)	-	(50,403)	-	(12,867)	-	(11,609)
Adjustments to maintain reserves	(20)	(5)	-	2	-	1	-	4

Net equity transactions	(41,537)	(943)	-	(50,401)	-	(214,267)	-	(138,900)

Net change in contract owners’ equity	(41,093)	249	-	(49,942)	-	(213,988)	-	(143,542)
Contract owners’ equity beginning of period	41,093	40,844	-	49,942	-	213,988	-	143,542

Contract owners’ equity end of period	$-	41,093	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	1,892	1,939	-	4,563	-	10,672	-	7,756
Units purchased	-	-	-	-	-	2,369	-	1,474
Units redeemed	(1,892)	(47)	-	(4,563)	-	(13,041)	-	(9,230)

Ending units	-	1,892	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVGI3
	2015	2014
Investment activity:
Net investment income (loss)	$-	(720)
Realized gain (loss) on investments	-	(1,268)
Change in unrealized gain (loss) on investments	-	4,522
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	2,534

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-
Transfers between funds (note 3)	-	(678,806)
Redemptions (note 3)	-	(21,556)
Adjustments to maintain reserves	-	(6)

Net equity transactions	-	(700,368)

Net change in contract owners’ equity	-	(697,834)
Contract owners’ equity beginning of period	-	697,834

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	34,755
Units purchased	-	1,555
Units redeemed	-	(36,310)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-13

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-13 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on December 31, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

(b) The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)*

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)*

BlackRock Total Return V.I. Fund - Class III (BRVTR3)*

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)*

Global Allocation V.I. Fund - Class III (MLVGA3)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)*

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)*

INVESCO INVESTMENTS

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)*

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)*

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Series Fund - Growth and Income Portfolio - Class VC (LOVGI)*

Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)*

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)*

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)*

Emerging Markets Debt Portfolio - Class I (MSEM)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)*

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)*

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)*

NVIT Cardinal Balanced Fund - Class II (NVCRB2)*

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)*

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)*

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)*

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)*

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)*

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)*

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)*

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)*

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)*

NVIT Investor Destinations Managed Growth & Income Fund: Class II  (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class II (GVEX2)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS International Value Portfolio - Class A (ALVIVA)*

VPS Real Estate Investment Portfolio - Class A (ALVREA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Capital Appreciation Fund - Class I (ACVCA)*

VP Income & Growth Fund - Class I (ACVIG)*

VP Inflation Protection Fund - Class II (ACVIP2)

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2015

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Money Market Portfolio - Service Class 2 (FMMP2)

VIP Overseas Portfolio - Service Class (FOS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Small Cap Value Securities Fund - Class 2 (FTVSV2)

U.S. Government Securities VIP Fund: Class 2 (FTVUG2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

Templeton Growth Securities Fund - Class 2 (FTVGS2)*

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S  (AMRS)*

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Advisor Class (PMVAAD)*

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

High Yield Portfolio - Administrative Class (PMVHYA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Growth & Income Fund: Class IB (PVGIB)*

VT International Equity Fund: Class IB (PVTIGB)*

VT Small Cap Value Fund: Class IB (PVTSCB)*

VT Voyager Fund: Class IB (PVTVB)*

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI Comstock Fund - Series I Shares (ACC1)

VI Growth and Income Fund - Series I Shares (ACGI)

VI American Franchise Fund - Series I Shares (ACEG)*

VI Value Opportunities Fund - Series I Shares (AVBVI)*

VI Small Cap Equity Fund - Series I Shares (AVSCE)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2015, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 13 Options	BOA Advisor
Variable Account Charge - Recurring	0.35%
Death Benefit Options:
One-Year Enhanced	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 81st birthday less surrenders.

Maximum Variable Account Charges*	0.55%

*	When maximum options are elected.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2015.

	Total	MLVGA3	DWVSVS	DSIF	JABS	JAFBS	JACAS	JAIGS

0.35%	$44,341	$209	$70	$903	$1,405	$76	$509	$21
0.55%	8,884	427	1	3	539	-	24	-

Totals	$53,225	$636	$71	$906	$1,944	$76	$533	$21

	MNDSC	MVFSC	MSVRE	NVCCA2	NVCMD2	NVDBL2	GVIDM	GVDMA

0.35%	$262	$1,475	$343	$-	$374	$-	$71	$417
0.55%	14	420	91	382	-	740	-	-

	$276	$1,895	$434	$382	$374	$740	$71	$417

	NVMIG6	NVMLG2	NVMLV2	NVMMG2	NVMMV2	SCGF2	SCVF2	SCF2

0.35%	$43	$513	$586	$357	$495	$297	$366	$34
0.55%	1	16	19	14	19	17	105	215

	$44	$529	$605	$371	$514	$314	$471	$249

	NCPG2	IDPGI2	NVSIX2	GVEX2	ALVGIA	ALVREA	ALVSVA	ACVIP2

0.35%	$240	$207	$27	$89	$7	$650	$4	$634
0.55%	12	-	-	-	23	9	-	175

	$252	$207	$27	$89	$30	$659	$4	$809

	ACVI	ACVMV1	ACVV	DVSCS	DCAP	FQB	FCS	FEIS

0.35%	$141	$1,722	$775	$341	$1,507	$655	$121	$1,645
0.55%	40	526	11	158	171	30	52	42

	$181	$2,248	$786	$499	$1,678	$685	$173	$1,687

	FGS	FIGBS	FMCS	FMMP2	FOS	FTVSV2	FTVUG2	FTVDM2

0.35%	$628	$1,876	$698	$4,377	$406	$394	$93	$122
0.55%	-	29	-	300	189	18	-	74

	$628	$1,905	$698	$4,677	$595	$412	$93	$196

	TIF2	FTVGI2	SBVSG	SBVSG2	AMTB	AMINS	AMCG	AMMCGS

0.35%	$950	$1,866	$147	$115	$317	$318	$696	$12
0.55%	130	7	5	-	-	122	239	3

	$1,080	$1,873	$152	$115	$317	$440	$935	$15

	OVGR	OVGS	OVGI	OVSC	OVSB	PMVAAD	PMVFAD	PMVHYA

0.35%	$24	$1,127	$-	$641	$108	$10	$97	$2,756
0.55%	-	49	116	-	235	40	23	82

	$24	$1,176	$116	$641	$343	$50	$120	$2,838

	PMVLDA	PMVTRA	PVTSCB	ACC1	ACGI	AVSCE	RVARS	TRBCG2

0.35%	$942	$2,373	$108	$540	$1,405	$80	$456	$1,542
0.55%	1,119	462	-	11	160	-	16	537

	$2,061	$2,835	$108	$551	$1,565	$80	$472	$2,079

	TREI2	WRASP	WRHIP	WRMCG	WFVSCG	FOSR	ACVI3	AMFAS

0.35%	$123	$175	$498	$203	$25	$198	$216	$88
0.55%	-	425	26	2	-	92	61	16

	$123	$600	$524	$205	$25	$290	$277	$104

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2015 and 2014, there were no transfers between the Account and the fixed account. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$13,583,265	$-	$-	$13,583,265

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2015

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2015 are as follows:

	Purchases of Investments	Sales of Investments
Global Allocation V.I. Fund - Class III ( MLVGA3)	$110,764	$64,254
VIP Small Cap Value Series: Service Class ( DWVSVS)	2,970	89,844
Stock Index Fund, Inc. - Initial Shares ( DSIF)	11,928	216,185
Balanced Portfolio: Service Shares ( JABS)	59,859	21,771
Flexible Bond Portfolio: Service Shares ( JAFBS)	129,125	76
Forty Portfolio: Service Shares ( JACAS)	59,782	697
Overseas Portfolio: Service Shares ( JAIGS)	14,340	21
New Discovery Series - Service Class ( MNDSC)	132,872	10,206
Value Series - Service Class ( MVFSC)	55,266	41,978
U.S. Real Estate Portfolio - Class I ( MSVRE)	146,050	139,303
NVIT Cardinal Capital Appreciation Fund - Class II ( NVCCA2)	91,209	382
NVIT Cardinal Moderate Fund - Class II ( NVCMD2)	9,130	374
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2)	5,168	740
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM)	-	121,005
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA)	3,781	18,590
NVIT Multi-Manager International Growth Fund - Class VI ( NVMIG6)	-	61,835
NVIT Multi-Manager Large Cap Growth Fund - Class II ( NVMLG2)	286,806	5,457
NVIT Multi-Manager Large Cap Value Fund - Class II ( NVMLV2)	95,184	203,994
NVIT Multi-Manager Mid Cap Growth Fund - Class II ( NVMMG2)	155,916	76,787
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2)	228,794	15,015
NVIT Multi-Manager Small Cap Growth Fund - Class II ( SCGF2)	159,430	10,637
NVIT Multi-Manager Small Cap Value Fund - Class II ( SCVF2)	148,270	10,227
NVIT Multi-Manager Small Company Fund - Class II ( SCF2)	5,224	249
NVIT Cardinal(SM) Managed Growth Fund - Class II ( NCPG2)	161,299	5,055
NVIT Investor Destinations Managed Growth & Income Fund: Class II ( IDPGI2)	875	207
NVIT Small Cap Index Fund Class II ( NVSIX2)	10,524	27
NVIT S&P 500 Index Fund Class II ( GVEX2)	19,051	89
VPS Growth and Income Portfolio - Class A ( ALVGIA)	128	22,796
VPS Real Estate Investment Portfolio - Class A ( ALVREA)	94,681	90,948
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA)	268	3
VP Inflation Protection Fund - Class II ( ACVIP2)	6,435	16,092
VP International Fund - Class I ( ACVI)	125,875	2,184
VP Mid Cap Value Fund - Class I ( ACVMV1)	40,900	165,992
VP Value Fund - Class I ( ACVV)	212,887	259,868
Small Cap Stock Index Portfolio - Service Shares ( DVSCS)	10,946	17,756
Appreciation Portfolio - Initial Shares ( DCAP)	33,709	23,580
Quality Bond Fund II - Primary Shares ( FQB)	280,660	13,422
VIP Contrafund(R) Portfolio - Service Class ( FCS)	4,837	47,265
VIP Equity-Income Portfolio - Service Class ( FEIS)	59,679	419,775
VIP Growth Portfolio - Service Class ( FGS)	109,986	71,043
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS)	418,423	539,834
VIP Mid Cap Portfolio - Service Class ( FMCS)	24,371	13,700
VIP Money Market Portfolio - Service Class 2 ( FMMP2)	3,094,925	2,287,112
VIP Overseas Portfolio - Service Class ( FOS)	238,707	5,756
Small Cap Value Securities Fund - Class 2 ( FTVSV2)	19,680	3,224
U.S. Government Securities VIP Fund: Class 2 ( FTVUG2)	156,550	93
Templeton Developing Markets Securities Fund - Class 2 ( FTVDM2)	14,967	14,436
Templeton Foreign Securities Fund - Class 2 ( TIF2)	92,025	56,971
Templeton Global Bond Securities Fund - Class 2 ( FTVGI2)	51,089	214,274
ClearBridge Variable Small Cap Growth Portfolio - Class I ( SBVSG)	32,589	98,087
ClearBridge Variable Small Cap Growth Portfolio - Class II ( SBVSG2)	9,174	26,355
Short Duration Bond Portfolio - I Class Shares ( AMTB)	6,391	13,204
International Portfolio - S Class Shares ( AMINS)	2,684	18,093
Mid-Cap Growth Portfolio - I Class Shares ( AMCG)	104,909	122,817
Mid-Cap Growth Portfolio - S Class Shares ( AMMCGS)	28,153	57
Capital Appreciation Fund/VA - Non-Service Shares ( OVGR)	20,231	1,471
Global Securities Fund/VA - Non-Service Shares ( OVGS)	136,791	77,439
Main Street Fund(R)/VA - Non-Service Shares ( OVGI)	2,233	76,790
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC)	64,898	3,286
Global Strategic Income Fund/VA: Non-service Shares ( OVSB)	66,689	5,641
All Asset Portfolio - Advisor Class ( PMVAAD)	8	59,413
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD)	15,321	13,928
High Yield Portfolio - Administrative Class ( PMVHYA)	1,787,506	2,605,912
Low Duration Portfolio - Administrative Class ( PMVLDA)	37,162	46,481
Total Return Portfolio - Administrative Class ( PMVTRA)	60,149	94,274
VT Small Cap Value Fund: Class IB ( PVTSCB)	5,220	43,378
VI Comstock Fund - Series I Shares ( ACC1)	211,403	348,106
VI Growth and Income Fund - Series I Shares ( ACGI)	80,487	14,018
VI Small Cap Equity Fund - Series I Shares ( AVSCE)	4,595	4,749
Variable Fund - Multi-Hedge Strategies ( RVARS)	300,694	133,968
Blue Chip Growth Portfolio - II ( TRBCG2)	118,201	400,596
Equity Income Portfolio - II ( TREI2)	7,841	3,708
Variable Insurance Portfolios - Asset Strategy ( WRASP)	33,658	599
Variable Insurance Portfolios - High Income ( WRHIP)	21,304	168,011
Variable Insurance Portfolios - Mid Cap Growth ( WRMCG)	15,455	134,184
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG)	768	12,131
VIP Overseas Portfolio - Service Class R (obsolete) ( FOSR)	1,694	243,381
VP International Fund - Class III (obsolete) ( ACVI3)	2,074	147,953
Small-Cap Growth Portfolio - S Class Shares (obsolete) ( AMFAS)	4,205	41,630

Total	$10,377,832	$10,360,786

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Global Allocation V.I. Fund - Class III (MLVGA3)
2015	0.35%	to	0.55%	7,885	$15.98	to	$15.76	$124,881	0.98%	-1.35%	to	-1.55%
2014	0.35%	to	0.55%	5,639	16.19	to	16.01	90,741	2.07%	1.58%	to	1.37%
2013	0.35%	to	0.55%	8,098	15.94	to	15.79	128,663	1.50%	14.02%	to	13.79%
2012			0.35%	6,309			13.98	88,217	1.17%			9.58%
2011			0.35%	6,601			12.76	84,230	2.09%			-3.98%
VIP Small Cap Value Series: Service Class (DWVSVS)
2014	0.35%	to	0.55%	7,065	12.96	to	12.92	91,548	0.00%	5.25%	to	5.04%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2015			0.35%	7,360			28.07	206,560	1.65%			0.75%
2014	0.35%	to	0.55%	15,120	27.86	to	27.18	421,019	1.74%	13.03%	to	12.80%
2013	0.35%	to	0.55%	17,245	24.64	to	24.10	424,866	2.00%	31.57%	to	31.30%
2012			0.35%	8,459			18.73	158,454	2.21%			15.33%
2011			0.35%	5,753			16.24	93,439	1.83%			1.52%
Balanced Portfolio: Service Shares (JABS)
2015	0.35%	to	0.55%	18,906	26.17	to	25.49	492,110	1.65%	0.06%	to	-0.14%
2014	0.35%	to	0.55%	18,245	26.16	to	25.53	475,460	1.60%	7.86%	to	7.64%
2013	0.35%	to	0.55%	11,198	24.25	to	23.72	270,073	1.92%	19.38%	to	19.14%
2012	0.35%	to	0.55%	9,084	20.31	to	19.90	184,202	2.59%	12.98%	to	12.75%
2011	0.35%	to	0.55%	8,637	17.98	to	17.65	155,035	2.53%	1.00%	to	0.80%
Flexible Bond Portfolio: Service Shares (JAFBS)
2015			0.35%	12,860			9.85	126,658	0.89%			-1.51%	****
Forty Portfolio: Service Shares (JACAS)
2015	0.35%	to	0.55%	5,122	34.68	to	33.78	177,493	1.16%	11.55%	to	11.32%
2014	0.35%	to	0.55%	4,224	31.09	to	30.34	131,179	0.03%	8.09%	to	7.87%
2013	0.35%	to	0.55%	4,166	28.76	to	28.13	119,775	0.66%	30.43%	to	30.17%
2012	0.35%	to	0.55%	5,949	22.05	to	21.61	131,153	0.84%	23.42%	to	23.18%
2011	0.35%	to	0.55%	2,479	17.87	to	17.54	44,193	0.20%	-7.27%	to	-7.45%
Overseas Portfolio: Service Shares (JAIGS)
2015			0.35%	441			28.49	12,564	0.29%			-9.12%
2012	0.35%	to	0.55%	5,325	31.43	to	30.80	167,285	0.36%	12.78%	to	12.56%
New Discovery Series - Service Class (MNDSC)
2015	0.35%	to	0.55%	8,824	13.02	to	12.93	114,881	0.00%	-2.49%	to	-2.68%
2014			0.35%	668			13.35	8,920	0.00%			-7.82%
2013			0.35%	668			14.49	9,676	0.00%			40.72%
Value Series - Service Class (MVFSC)
2015	0.35%	to	0.55%	16,088	30.01	to	29.23	480,838	2.11%	-1.28%	to	-1.48%
2014	0.35%	to	0.55%	16,936	30.40	to	29.67	512,931	1.34%	9.82%	to	9.60%
2013	0.35%	to	0.55%	18,084	27.68	to	27.07	498,431	1.03%	35.12%	to	34.85%
2012	0.35%	to	0.55%	18,195	20.49	to	20.07	371,285	1.36%	15.48%	to	15.24%
2011	0.35%	to	0.55%	34,479	17.74	to	17.42	605,782	1.14%	-0.81%	to	-1.01%
U.S. Real Estate Portfolio - Class I (MSVRE)
2015	0.35%	to	0.55%	2,049	42.73	to	41.62	87,172	1.19%	1.81%	to	1.61%
2014	0.35%	to	0.55%	2,026	41.97	to	40.96	84,635	1.47%	29.27%	to	29.01%
2013	0.35%	to	0.55%	2,109	32.47	to	31.75	68,156	0.91%	1.70%	to	1.49%
2012	0.35%	to	0.55%	3,187	31.92	to	31.28	101,487	0.32%	15.43%	to	15.20%
2011	0.35%	to	0.55%	3,173	27.66	to	27.15	87,357	0.75%	5.55%	to	5.34%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2015			0.55%	6,322			12.53	79,200	3.05%			-1.87%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2013			0.55%	4,563			10.94	49,942	1.94%			4.36%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2015			0.35%	8,421			12.38	104,258	2.86%			-1.41%
2014			0.35%	8,421			12.56	105,751	2.43%			4.20%
2013			0.35%	8,421			12.05	101,485	1.63%			17.39%
2012			0.35%	8,421			10.27	86,449	1.41%			11.98%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2015			0.55%	10,927			12.09	132,127	1.68%			-0.72%
2014			0.55%	10,927			12.18	133,088	1.55%			4.01%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014			0.35%	9,351			12.63	118,093	1.73%			4.81%
2013			0.35%	9,351			12.05	112,670	1.69%			16.22%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015			0.35%	8,444			12.94	109,257	1.41%			-1.08%
2014			0.35%	9,778			13.08	127,895	1.17%			4.59%
2013			0.35%	13,626			12.51	170,405	2.15%			21.95%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2014	0.35%	to	0.55%	5,362	11.30	to	11.22	60,577	1.20%	-1.70%	to	-1.89%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2015	0.35%	to	0.55%	16,442	15.45	to	15.30	253,944	0.30%	2.77%	to	2.56%

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2015	0.35%	to	0.55%	11,401	$14.44	to	$14.31	$164,642	0.96%	-3.77%	to	-3.97%
2014	0.35%	to	0.55%	20,444	15.01	to	14.90	306,820	2.49%	9.86%	to	9.64%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2015	0.35%	to	0.55%	8,406	14.24	to	14.11	119,671	0.00%	-0.69%	to	-0.89%
2014			0.35%	4,669			14.34	66,946	0.00%			3.36%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2015	0.35%	to	0.55%	12,214	15.80	to	15.65	192,896	1.74%	-3.23%	to	-3.42%
2014			0.35%	658			16.32	10,741	0.45%			16.61%
2013	0.35%	to	0.55%	9,832	14.00	to	13.92	137,575	2.41%	35.20%	to	34.93%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2015	0.35%	to	0.55%	8,613	14.04	to	13.91	120,909	0.00%	0.18%	to	-0.02%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2015	0.35%	to	0.55%	9,584	14.56	to	14.42	139,375	0.59%	-6.62%	to	-6.80%
2014	0.35%	to	0.55%	1,674	15.59	to	15.48	25,999	0.19%	6.39%	to	6.18%
2013			0.35%	707			14.66	10,362	0.83%			39.53%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2015	0.35%	to	0.55%	3,480	13.68	to	13.55	47,255	0.14%	-2.24%	to	-2.43%
2014	0.35%	to	0.55%	3,480	13.99	to	13.89	48,415	0.00%	0.20%	to	0.00%
2013			0.35%	701			13.97	9,790	0.12%			40.06%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2015	0.35%	to	0.55%	13,703	10.53	to	10.47	144,252	1.11%	-5.21%	to	-5.40%
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2015			0.35%	5,428			10.56	57,330	1.48%			-3.58%
2014			0.35%	5,428			10.95	59,459	1.40%			2.10%
NVIT Small Cap Index Fund Class II (NVSIX2)
2015			0.35%	716			12.49	8,945	1.09%			-5.21%
2013	0.35%	to	0.55%	7,951	12.65	to	12.63	100,579	1.36%	26.50%	to	26.33%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2015			0.35%	2,156			13.35	28,772	1.99%			0.59%
2014			0.35%	823			13.27	10,919	1.79%			12.68%
2013			0.35%	823			11.77	9,690	1.80%			17.74%	****
VPS Growth and Income Portfolio - Class A (ALVGIA)
2015			0.55%	153			27.61	4,225	0.80%			1.14%
2014	0.35%	to	0.55%	982	27.97	to	27.30	27,357	2.73%	9.16%	to	8.94%
2013			0.55%	229			25.06	5,739	0.64%			34.22%
2012			0.55%	1,588			18.67	29,650	2.30%			16.88%
VPS Real Estate Investment Portfolio - Class A (ALVREA)
2015	0.35%	to	0.55%	4,953	44.27	to	43.12	219,180	1.77%	0.45%	to	0.25%
2014	0.35%	to	0.55%	5,223	44.07	to	43.01	230,098	2.95%	24.91%	to	24.66%
2013	0.35%	to	0.55%	5,795	35.28	to	34.50	204,393	1.76%	3.83%	to	3.62%
2012	0.35%	to	0.55%	6,385	33.98	to	33.30	216,827	0.88%	20.76%	to	20.52%
2011			0.35%	2,359			28.14	66,406	1.94%			8.65%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2015			0.35%	39			38.58	1,504	0.79%			-5.82%
2014			0.35%	39			40.96	1,597	0.71%			8.82%
2013			0.35%	39			37.64	1,468	0.62%			37.57%
2012			0.35%	39			27.36	1,067	0.55%			18.33%
2011			0.35%	39			23.12	902	0.48%			-8.71%
VP Inflation Protection Fund - Class II (ACVIP2)
2015	0.35%	to	0.55%	13,533	15.22	to	14.82	205,096	1.95%	-2.81%	to	-3.00%
2014	0.35%	to	0.55%	14,367	15.66	to	15.28	224,153	1.00%	2.94%	to	2.73%
2013	0.35%	to	0.55%	26,819	15.21	to	14.88	406,834	1.60%	-8.80%	to	-8.98%
2012	0.35%	to	0.55%	17,346	16.68	to	16.34	287,328	2.50%	7.01%	to	6.79%
2011	0.35%	to	0.55%	29,228	15.58	to	15.31	450,842	3.83%	11.35%	to	11.13%
VP International Fund - Class I (ACVI)
2015	0.35%	to	0.55%	4,916	23.54	to	22.93	115,288	0.00%	0.41%	to	0.20%
VP Mid Cap Value Fund - Class I (ACVMV1)
2015	0.35%	to	0.55%	20,843	25.92	to	25.37	538,282	1.61%	-1.78%	to	-1.97%
2014	0.35%	to	0.55%	26,953	26.39	to	25.88	709,284	1.18%	16.02%	to	15.78%
2013	0.35%	to	0.55%	21,877	22.75	to	22.35	496,112	1.23%	29.66%	to	29.40%
2012	0.35%	to	0.55%	23,388	17.54	to	17.28	409,165	1.99%	15.92%	to	15.69%
2011	0.35%	to	0.55%	123,233	15.13	to	14.93	1,863,746	1.35%	-1.04%	to	-1.24%
VP Value Fund - Class I (ACVV)
2015			0.35%	4,714			28.34	133,592	2.37%			-4.22%
2014			0.35%	6,330			29.59	187,293	1.53%			12.68%
2013			0.35%	5,894			26.26	154,762	1.59%			31.27%
2012			0.35%	3,014			20.00	60,291	1.42%			14.17%
2011			0.35%	65,612			17.52	1,149,537	1.43%			0.66%

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2015	0.35%	to	0.55%	3,359	$36.38	to	$35.44	$121,483	0.72%	-2.67%	to	-2.87%
2014	0.35%	to	0.55%	3,782	37.38	to	36.48	140,660	0.64%	4.75%	to	4.54%
2013	0.35%	to	0.55%	6,257	35.69	to	34.90	222,509	1.34%	40.22%	to	39.94%
2012	0.35%	to	0.55%	11,179	25.45	to	24.94	283,865	0.42%	15.34%	to	15.10%
2011	0.35%	to	0.55%	9,433	22.07	to	21.67	207,732	0.48%	0.21%	to	0.01%
Appreciation Portfolio - Initial Shares (DCAP)
2015	0.35%	to	0.55%	18,667	24.02	to	23.40	447,654	1.71%	-2.81%	to	-3.00%
2014	0.35%	to	0.55%	19,410	24.72	to	24.12	478,974	1.85%	7.71%	to	7.50%
2013	0.35%	to	0.55%	19,892	22.95	to	22.44	455,652	1.93%	20.68%	to	20.44%
2012	0.35%	to	0.55%	29,776	19.02	to	18.63	565,320	3.66%	10.04%	to	9.82%
2011	0.35%	to	0.55%	24,438	17.28	to	16.97	421,672	3.38%	8.63%	to	8.41%
Quality Bond Fund II - Primary Shares (FQB)
2015	0.35%	to	0.55%	15,444	16.73	to	16.30	258,228	2.17%	-0.59%	to	-0.79%
2013			0.55%	1,244			15.91	19,797	3.10%			0.48%
2012			0.35%	869			16.16	14,046	4.00%			9.34%
2011			0.35%	869			14.78	12,847	5.22%			1.92%
VIP Contrafund(R) Portfolio - Service Class (FCS)
2015			0.55%	297			32.28	9,588	0.22%			0.00%
2014	0.35%	to	0.55%	1,741	33.08	to	32.28	57,349	1.13%	11.43%	to	11.20%
2013	0.35%	to	0.55%	1,250	29.68	to	29.03	36,911	1.03%	30.69%	to	30.42%
2012	0.35%	to	0.55%	1,228	22.71	to	22.26	27,757	0.03%	15.90%	to	15.67%
2011	0.35%	to	0.55%	78,320	19.60	to	19.24	1,533,346	0.98%	-2.98%	to	-3.17%
VIP Equity-Income Portfolio - Service Class (FEIS)
2015	0.35%	to	0.55%	7,021	24.75	to	24.10	173,564	1.27%	-4.42%	to	-4.62%
2014	0.35%	to	0.55%	23,946	25.89	to	25.27	619,803	6.29%	8.27%	to	8.05%
2013	0.35%	to	0.55%	5,924	23.91	to	23.39	141,528	3.08%	27.56%	to	27.31%
2012	0.35%	to	0.55%	4,439	18.75	to	18.37	83,100	3.25%	16.78%	to	16.54%
2011	0.35%	to	0.55%	4,817	16.05	to	15.76	77,240	2.97%	0.51%	to	0.31%
VIP Growth Portfolio - Service Class (FGS)
2015			0.35%	6,885			28.63	197,109	0.18%			6.68%
2014			0.35%	5,639			26.84	151,332	0.09%			10.80%
2013			0.35%	6,042			24.22	146,343	0.22%			35.73%
2012			0.35%	5,365			17.85	95,741	0.51%			14.14%
2011			0.35%	4,882			15.63	76,326	0.34%			-0.21%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2015	0.35%	to	0.55%	21,889	16.66	to	16.23	364,535	1.79%	-1.05%	to	-1.25%
2014			0.35%	29,752			16.84	501,017	2.06%			5.38%
2013			0.35%	7,174			15.98	114,637	0.36%			-2.23%
2012			0.35%	46,802			16.34	764,953	1.97%			5.40%
2011	0.35%	to	0.55%	51,906	15.51	to	15.23	802,872	4.32%	6.83%	to	6.62%
VIP Mid Cap Portfolio - Service Class (FMCS)
2015			0.35%	7,600			24.15	183,561	0.39%			-1.84%
2014			0.35%	8,111			24.61	199,584	0.16%			5.82%
2013			0.35%	8,693			23.25	202,131	0.44%			35.59%
2012			0.35%	9,031			17.15	154,876	0.52%			14.35%
2011	0.35%	to	0.55%	10,855	15.00	to	14.80	162,281	0.17%	-11.03%	to	-11.21%
VIP Money Market Portfolio - Service Class 2 (FMMP2)
2015	0.35%	to	0.55%	143,255	11.35	to	11.05	1,622,942	0.01%	-0.34%	to	-0.54%
2014	0.35%	to	0.55%	71,849	11.39	to	11.11	815,127	0.01%	-0.34%	to	-0.54%
2013	0.35%	to	0.55%	63,510	11.42	to	11.17	724,876	0.01%	-0.34%	to	-0.54%
2012	0.35%	to	0.55%	57,032	11.46	to	11.23	653,076	0.01%	-0.34%	to	-0.54%
2011	0.35%	to	0.55%	381,088	11.50	to	11.29	4,381,141	0.01%	-0.34%	to	-0.54%
VIP Overseas Portfolio - Service Class (FOS)
2015	0.35%	to	0.55%	8,542	25.57	to	24.90	217,037	1.27%	3.13%	to	2.92%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2015	0.35%	to	0.55%	3,358	32.67	to	31.82	109,612	0.64%	-7.71%	to	-7.90%
2014	0.35%	to	0.55%	3,390	35.40	to	34.55	119,911	0.63%	0.22%	to	0.02%
2013	0.35%	to	0.55%	3,930	35.32	to	34.54	138,718	1.29%	35.76%	to	35.49%
2012	0.35%	to	0.55%	4,168	26.02	to	25.49	108,335	0.80%	17.97%	to	17.74%
2011	0.35%	to	0.55%	3,993	22.05	to	21.65	87,858	0.75%	-4.10%	to	-4.29%
U.S. Government Securities VIP Fund: Class 2 (FTVUG2)
2015			0.35%	10,562			14.77	155,958	0.00%			0.12%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2015	0.35%	to	0.55%	1,660	26.21	to	25.53	43,186	2.02%	-19.88%	to	-20.04%
2014	0.35%	to	0.55%	1,860	32.72	to	31.93	60,499	1.77%	-8.71%	to	-8.89%

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2015	0.35%	to	0.55%	12,080	$22.32	to	$21.74	$269,085	3.56%	-6.82%	to	-7.01%
2014	0.35%	to	0.55%	11,570	23.96	to	23.38	276,580	2.61%	-11.44%	to	-11.62%
2013			0.35%	1,201			27.05	32,489	2.35%			22.54%
2012			0.35%	1,201			22.08	26,513	2.98%			17.82%
2011			0.35%	1,201			18.74	22,504	1.70%			-10.95%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2015			0.35%	45,322			9.60	434,874	8.03%			-4.64%
2014	0.35%	to	0.55%	65,968	10.06	to	10.05	663,774	4.96%	0.62%	to	0.48%	****
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2015			0.35%	1,692			18.65	31,554	0.00%			-4.71%
2014	0.35%	to	0.55%	4,916	19.57	to	19.27	96,159	0.00%	3.71%	to	3.51%
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
2015			0.35%	755			24.59	18,565	0.00%			-4.93%
2014			0.35%	1,470			25.86	38,021	0.00%			3.42%
2013			0.35%	996			25.01	24,908	0.05%			46.11%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2015			0.35%	6,939			12.10	83,938	1.45%			-0.17%
2014			0.35%	7,585			12.12	91,906	1.66%			0.26%
2013			0.35%	8,409			12.09	101,628	2.15%			0.26%
2012			0.35%	8,409			12.05	101,359	2.94%			4.24%
2011			0.35%	19,128			11.56	221,187	3.79%			-0.06%
International Portfolio - S Class Shares (AMINS)
2015	0.35%	to	0.55%	7,116	15.24	to	14.92	107,971	0.91%	1.17%	to	0.97%
2014	0.35%	to	0.55%	8,154	15.06	to	14.77	122,387	0.22%	-3.61%	to	-3.81%
2013	0.35%	to	0.55%	23,002	15.63	to	15.36	358,984	2.14%	17.42%	to	17.19%
2012	0.35%	to	0.55%	8,860	13.31	to	13.11	117,609	0.85%	18.06%	to	17.83%
2011	0.35%	to	0.55%	9,628	11.27	to	11.12	108,180	5.56%	-12.64%	to	-12.81%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2015	0.35%	to	0.55%	5,893	35.00	to	34.09	205,174	0.00%	0.92%	to	0.72%
2014	0.35%	to	0.55%	6,601	34.68	to	33.84	227,895	0.00%	7.20%	to	6.99%
2013	0.35%	to	0.55%	7,731	32.35	to	31.63	249,079	0.00%	32.15%	to	31.88%
2012	0.35%	to	0.55%	15,399	24.48	to	23.99	375,794	0.00%	12.02%	to	11.79%
2011	0.35%	to	0.55%	14,914	21.85	to	21.46	325,158	0.00%	0.12%	to	-0.08%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2015	0.35%	to	0.55%	2,804			9.59	26,902	0.00%	-4.05%	to	-4.08%	****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2015			0.35%	788			25.62	20,190	0.00%			3.18%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2015	0.35%	to	0.55%	10,021	33.92	to	33.03	339,629	1.45%	3.58%	to	3.37%
2014	0.35%	to	0.55%	9,229	32.74	to	31.96	301,967	1.02%	1.93%	to	1.73%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014			0.55%	2,799			25.80	72,210	0.85%			10.09%
2013			0.55%	3,212			23.43	75,267	1.06%			31.05%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2015			0.35%	5,253			37.01	194,400	0.85%			-6.23%
2014			0.35%	4,339			39.47	171,241	0.86%			11.54%
2013			0.35%	4,393			35.38	155,432	0.97%			40.52%
2012			0.35%	3,694			25.18	93,011	0.22%			17.57%
2011			0.35%	480			21.42	10,279	0.67%			-2.55%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2015	0.35%	to	0.55%	8,485	10.11	to	10.04	85,369	7.38%	-2.60%	to	-2.80%
2014			0.35%	3,209			10.38	33,294	4.26%			2.48%
2013			0.55%	2,953			10.10	29,826	0.00%			-0.68%
All Asset Portfolio - Advisor Class (PMVAAD)
2014	0.35%	to	0.55%	5,509	10.68	to	10.62	58,567	4.26%	0.10%	to	-0.10%
2013	0.35%	to	0.55%	14,718	10.67	to	10.63	156,837	5.42%	-0.24%	to	-0.44%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2015	0.35%	to	0.55%	2,463	11.63	to	11.47	28,583	1.45%	-7.50%	to	-7.69%
2014	0.35%	to	0.55%	2,447	12.57	to	12.43	30,711	1.99%	-0.05%	to	-0.25%
2013	0.35%	to	0.55%	2,525	12.58	to	12.46	31,695	1.69%	-6.89%	to	-7.08%
2012	0.35%	to	0.55%	2,574	13.51	to	13.41	34,724	5.17%	4.86%	to	4.65%
2011			0.35%	2,085			12.88	26,860	1.93%			8.04%
High Yield Portfolio - Administrative Class (PMVHYA)
2015	0.35%	to	0.55%	17,123	25.39	to	24.72	434,290	4.52%	-2.01%	to	-2.21%
2014	0.35%	to	0.55%	50,612	25.91	to	25.28	1,310,979	5.16%	2.98%	to	2.77%
2013	0.35%	to	0.55%	17,603	25.16	to	24.60	442,386	5.17%	5.37%	to	5.15%
2012	0.35%	to	0.55%	60,152	23.88	to	23.40	1,435,732	5.50%	13.92%	to	13.69%
2011	0.35%	to	0.55%	120,500	20.96	to	20.58	2,524,736	6.53%	2.98%	to	2.77%

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Low Duration Portfolio - Administrative Class (PMVLDA)
2015	0.35%	to	0.55%	31,649	$14.58	to	$14.20	$456,019	3.41%	-0.04%	to	-0.24%
2014	0.35%	to	0.55%	33,255	14.59	to	14.23	480,011	1.09%	0.50%	to	0.29%
2013	0.35%	to	0.55%	77,958	14.51	to	14.19	1,127,583	1.37%	-0.48%	to	-0.68%
2012	0.35%	to	0.55%	30,071	14.58	to	14.29	437,142	1.86%	5.49%	to	5.27%
2011	0.35%	to	0.55%	145,765	13.83	to	13.57	2,011,898	1.65%	0.76%	to	0.55%
Total Return Portfolio - Administrative Class (PMVTRA)
2015	0.35%	to	0.55%	38,618	18.84	to	18.35	725,485	4.89%	0.08%	to	-0.12%
2014	0.35%	to	0.55%	42,634	18.83	to	18.37	800,581	2.16%	3.91%	to	3.70%
2013	0.35%	to	0.55%	54,679	18.12	to	17.72	988,365	2.22%	-2.30%	to	-2.49%
2012	0.35%	to	0.55%	70,192	18.55	to	18.17	1,298,539	2.53%	9.22%	to	9.00%
2011	0.35%	to	0.55%	146,522	16.98	to	16.67	2,486,201	2.62%	3.24%	to	3.04%
VT Small Cap Value Fund: Class IB (PVTSCB)
2014			0.35%	1,436			30.89	44,352	0.46%			3.07%
2013			0.35%	626			29.97	18,758	0.83%			39.12%
2012			0.35%	626			21.54	13,484	0.52%			17.08%
2011			0.35%	202			18.40	3,716	0.48%			-5.06%
VI Comstock Fund - Series I Shares (ACC1)
2015			0.35%	3,155			18.41	58,086	0.85%			-6.31%
2014			0.35%	9,379			19.65	184,307	1.34%			9.00%
2013			0.35%	9,576			18.03	172,635	1.61%			35.50%
VI Growth and Income Fund - Series I Shares (ACGI)
2015	0.35%	to	0.55%	14,473	28.85	to	28.10	416,820	2.94%	-3.40%	to	-3.60%
2014	0.35%	to	0.55%	14,838	29.87	to	29.15	442,410	1.81%	9.89%	to	9.67%
2013	0.35%	to	0.55%	15,096	27.18	to	26.58	409,537	1.52%	33.61%	to	33.34%
2012	0.35%	to	0.55%	15,213	20.34	to	19.93	308,883	0.33%	14.23%	to	14.00%
2011	0.35%	to	0.55%	70,397	17.81	to	17.48	1,252,806	0.48%	-2.35%	to	-2.55%
VI Small Cap Equity Fund - Series I Shares (AVSCE)
2015			0.35%	1,097			15.58	17,096	0.00%			-5.85%
2014			0.35%	1,392			16.55	23,041	0.00%			2.00%
2013			0.35%	1,579			16.23	25,623	0.01%			36.98%
2012			0.35%	1,579			11.85	18,705	0.00%			13.49%
2011			0.35%	942			10.44	9,832	0.00%			-1.07%
Variable Fund - Multi-Hedge Strategies (RVARS)
2015	0.35%	to	0.55%	25,729	10.56	to	10.50	271,556	0.48%	1.49%	to	1.29%
2014	0.35%	to	0.55%	10,087	10.40	to	10.37	104,898	0.00%	4.29%	to	4.08%
2013			0.35%	870			9.97	8,676	0.00%			-0.28%	****
Blue Chip Growth Portfolio - II (TRBCG2)
2015	0.35%	to	0.55%	16,464	25.67	to	25.12	421,747	0.00%	10.41%	to	10.19%
2014	0.35%	to	0.55%	27,843	23.25	to	22.80	644,966	0.00%	8.46%	to	8.24%
2013	0.35%	to	0.55%	30,637	21.43	to	21.06	653,497	0.00%	40.36%	to	40.08%
2012	0.35%	to	0.55%	27,487	15.27	to	15.04	418,857	0.00%	17.49%	to	17.26%
2011	0.35%	to	0.55%	27,262	13.00	to	12.82	353,757	0.00%	1.01%	to	0.81%
Equity Income Portfolio - II (TREI2)
2015			0.35%	2,061			17.10	35,233	1.63%			-7.43%
2014			0.35%	1,897			18.47	35,051	1.55%			6.73%
2013	0.35%	to	0.55%	19,259	17.30	to	17.00	333,140	1.58%	28.95%	to	28.69%
2012			0.35%	4,185			13.42	56,155	2.04%			16.51%
2011			0.35%	2,849			11.52	32,811	1.72%			-1.37%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2015	0.35%	to	0.55%	7,936	15.26	to	15.06	120,140	0.37%	-8.67%	to	-8.85%
2014	0.35%	to	0.55%	7,299	16.71	to	16.52	121,177	0.52%	-5.60%	to	-5.79%
2013	0.35%	to	0.55%	7,307	17.70	to	17.54	128,650	1.65%	24.69%	to	24.44%
2012	0.35%	to	0.55%	10,256	14.20	to	14.09	145,583	1.19%	18.76%	to	18.52%
2011			0.35%	9,237			11.95	110,422	1.34%			-7.53%
Variable Insurance Portfolios - High Income (WRHIP)
2015	0.35%	to	0.55%	8,835	11.34	to	11.26	100,153	6.05%	-6.83%	to	-7.02%
2014	0.35%	to	0.55%	21,662	12.17	to	12.11	263,596	3.70%	1.55%	to	1.34%
2013	0.35%	to	0.55%	100,312	11.99	to	11.95	1,201,881	6.93%	10.11%	to	9.89%
2012	0.35%	to	0.55%	1,643	10.88	to	10.87	17,868	0.00%	8.84%	to	8.70%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2015			0.35%	2,048			13.24	27,118	0.00%			-6.11%
2014	0.35%	to	0.55%	10,840	14.10	to	14.03	152,851	0.00%	7.49%	to	7.28%
2013	0.35%	to	0.55%	9,783	13.12	to	13.08	128,327	0.00%	29.48%	to	29.22%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2015			0.35%	270			17.76	4,795	0.00%			-3.22%
2014			0.35%	899			18.35	16,498	0.00%			-2.22%
2013			0.35%	3,451			18.77	64,770	0.00%			49.70%
2012			0.35%	659			12.54	8,262	0.00%			7.49%
2011			0.35%	3,916			11.66	45,673	0.00%			-4.93%

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.35%	to	0.55%	10,672	$20.09	to	$19.74	$213,988	1.39%	26.89%	to	26.64%
2012	0.35%	to	0.55%	8,538	15.83	to	15.59	134,922	1.49%	20.80%	to	20.56%
2011			0.55%	3,028			12.93	39,153	0.00%			-8.77%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011			0.35%	61,077			18.15	1,108,285	0.38%			-32.57%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.35%	to	0.55%	7,756	18.55	to	18.23	143,542	1.66%	-1.32%	to	-1.52%
2012	0.35%	to	0.55%	5,132	18.80	to	18.51	96,197	2.49%	12.76%	to	12.53%
2011	0.35%	to	0.55%	5,229	16.67	to	16.45	86,949	1.16%	-16.15%	to	-16.32%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.35%	to	0.55%	15,705	17.69	to	17.39	277,361	2.09%	22.55%	to	22.30%
2012	0.35%	to	0.55%	15,648	14.44	to	14.22	225,496	2.58%	17.89%	to	17.65%
2011	0.35%	to	0.55%	10,594	12.25	to	12.08	129,440	0.82%	-10.99%	to	-11.17%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.35%	to	0.55%	34,755	20.08	to	19.73	697,834	4.17%	1.28%	to	1.08%
2012	0.35%	to	0.55%	19,292	19.83	to	19.52	381,961	6.19%	14.66%	to	14.43%
2011			0.35%	13,526			17.29	233,901	2.24%			-1.18%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.35%	to	0.55%	13,883	16.00	to	15.70	221,211	1.30%	-8.50%	to	-8.68%
2013	0.35%	to	0.55%	12,889	17.49	to	17.19	224,855	1.37%	29.85%	to	29.59%
2012	0.35%	to	0.55%	12,525	13.47	to	13.26	168,302	2.04%	20.25%	to	20.00%
2011	0.35%	to	0.55%	13,552	11.20	to	11.05	151,322	1.09%	-17.59%	to	-17.76%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011			0.35%	260			18.17	4,725	0.00%			-7.48%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011			0.55%	3,738			2.83	10,597	0.00%			-2.42%
VP International Fund - Class III (obsolete) (ACVI3)
2014	0.35%	to	0.55%	13,130	10.43	to	10.29	136,743	1.03%	-5.84%	to	-6.03%
2013	0.35%	to	0.55%	11,575	11.08	to	10.95	128,032	1.46%	21.98%	to	21.74%
2012	0.35%	to	0.55%	9,545	9.08	to	9.00	86,541	0.83%	20.74%	to	20.49%
2011	0.35%	to	0.55%	11,133	7.52	to	7.47	83,597	1.71%	-12.35%	to	-12.52%
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)
2011			0.35%	363			12.25	4,447	0.00%			-8.22%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.35%	to	0.55%	1,892	21.76	to	21.23	41,093	0.00%	3.11%	to	2.90%
2013	0.35%	to	0.55%	1,939	21.10	to	20.63	40,844	0.00%	45.32%	to	45.03%
2012	0.35%	to	0.55%	1,515	14.52	to	14.23	21,912	0.00%	8.44%	to	8.22%
2011	0.35%	to	0.55%	2,068	13.39	to	13.15	27,552	0.00%	-1.41%	to	-1.60%

2015	Contract owners equity:							$13,582,386
2014	Contract owners equity:							$14,623,651
2013	Contract owners equity:							$14,340,977
2012	Contract owners equity:							$11,067,480
2011	Contract owners equity:							$23,790,772
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.